DWS Capital Growth VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.53%	10.92%	15.29%
Performance Inception Date	Jul. 16, 1985